Dividends	12 Months Ended
Dec. 31, 2021
Interim Financial Reporting [Abstract]
Dividends	Dividends
The quarterly dividend which is expected to be paid on 25 March 2022 in respect of the fourth quarter 2021 is 5.46 cents per ordinary share ($0.3276 per American Depositary Share (ADS)). The corresponding amount in sterling was announced on 15 March 2022.

	Pence per share			Cents per share					$ million
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Dividends announced and paid in cash
Preference shares							2	1	1
Ordinary shares
March	3.7684	8.1558	7.7382	5.25	10.50	10.25	1,063	2,102	1,435
June	3.7118	8.3421	8.0655	5.25	10.50	10.25	1,062	2,119	1,779
September	3.9529	4.0433	8.3475	5.46	5.25	10.25	1,100	1,059	1,656
December	4.1045	3.9169	7.8250	5.46	5.25	10.25	1,077	1,059	2,075
	15.5376	24.4581	31.9762	21.42	31.50	41.00	4,304	6,340	6,946
Dividend announced, paid in March 2022				5.46			1,065
The amount of unclaimed dividends recognized as a liability in other payables at 31 December 2021 is $62 million (2020 $50 million).
The details of the scrip dividends issued are shown in the table below. The board decided not to offer a scrip dividend alternative in respect of any dividends announced since the third quarter 2019, including the fourth quarter 2021 dividend expected to be paid on 25 March 2022.

	2021	2020	2019
Number of shares issued (thousand)	—	—	208,927
Value of shares issued ($ million)	—	—	1,387
The financial statements for the year ended 31 December 2021 do not reflect the dividend announced on 8 February 2022 and which is expected to be paid in March 2022; this will be treated as an appropriation of profit in the year ending 31 December 2022.